Share-Based Payment (Details) - Schedule of RSU Activities - RSU [Member]	12 Months Ended
Jun. 30, 2024 $ / shares shares
Schedule of RSU Activities [Line Items]
Number of Shares, Outstanding Beginning | shares	103,900
Weighted Average Grant-date Fair Value Outstanding Beginning | $ / shares	$ 3.07
Number of Shares, Granted | shares	1,934,000
Weighted- Average Grant Date Fair Value, Granted | $ / shares	$ 0.98
Number of Shares, Vested | shares	(1,977,300)
Weighted- Average Grant Date Fair Value, Vested | $ / shares	$ 1.03
Number of Shares, Forfeited or expired | shares
Weighted- Average Grant Date Fair Value, Forfeited or expired | $ / shares
Number of Shares, Outstanding Ending | shares	60,600
Weighted Average Grant-date Fair Value Outstanding Ending | $ / shares	$ 3.02